Contract Liabilities and Deferred Income - Summary of Customer Advances and Deferred Income (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information Contract Liabilities And Deferred Income [Abstract]
Contract liabilities	₽ 7,726	₽ 3,763
Unredeemed gift certificates	1,267	864
Loyalty points program	452	148
Upfront fees under ADS program	348	408
Ozon Premium	130	48
Total	9,923	5,231
Current	9,634	4,825
Non-current	₽ 289	₽ 406